BORROWINGS (Tables)	6 Months Ended
Jun. 30, 2025
BORROWINGS
Schedule of borrowings

	As of
	December 31,	As of June 30,
	2024	2025
	US$	US$
Current
Short-term borrowings:
Bank loans	4,868,956	2,095,382
Current portion of long-term borrowings	12,923,599	4,539,994
Total current borrowings	17,792,555	6,635,376
Non-Current
Long-term borrowings:
Bank loans	417,339	—
Total non-current borrowings	417,339	—
Total borrowings	18,209,894	6,635,376

Schedule of future maturities of short-term borrowings and long-term borrowings

As of June 30,
2025
US$
Remainder of 2025	6,216,300
2026	419,076
6,635,376